Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Beginning balance	$ 6,226	$ 14,601
Recognized in profit or loss	4,987	(8,348)
Recognized in other comprehensive income	(107)	(27)
Ending balance	11,106	6,226
Inventory
Statement [line items]
Beginning balance	2,955	4,426
Recognized in profit or loss	2,380	(1,471)
Recognized in other comprehensive income	0	0
Ending balance	5,335	2,955
Tax credit carryforwards
Statement [line items]
Beginning balance		7,780
Recognized in profit or loss		(7,780)
Recognized in other comprehensive income	0	0
Ending balance	0
Operating loss carryforward
Statement [line items]
Beginning balance	755	1,013
Recognized in profit or loss	(755)	(258)
Recognized in other comprehensive income	0	0
Ending balance	0	755
Accrued compensated absences
Statement [line items]
Beginning balance	901	735
Recognized in profit or loss	25	166
Recognized in other comprehensive income	0	0
Ending balance	926	901
Allowance for sales discount
Statement [line items]
Beginning balance	720	411
Recognized in profit or loss	745	309
Recognized in other comprehensive income	0	0
Ending balance	1,465	720
Depreciation
Statement [line items]
Beginning balance	601	561
Recognized in profit or loss	40	40
Recognized in other comprehensive income	0	0
Ending balance	641	601
Unrealised Foreign Exchange Gains Losses
Statement [line items]
Beginning balance	(71)	162
Recognized in profit or loss	(293)	(233)
Recognized in other comprehensive income	0	0
Ending balance	(364)	(71)
Remeasurement of defined benefit plans
Statement [line items]
Beginning balance	(138)	(107)
Recognized in profit or loss	(5)	(4)
Recognized in other comprehensive income	(107)	(27)
Ending balance	(250)	(138)
Acquired Intangible Assets
Statement [line items]
Beginning balance	(756)	(1,014)
Recognized in profit or loss	756	258
Recognized in other comprehensive income	0	0
Ending balance	0	(756)
Others
Statement [line items]
Beginning balance	1,259	634
Recognized in profit or loss	2,094	625
Recognized in other comprehensive income	0	0
Ending balance	$ 3,353	$ 1,259